FINANCE LEASE LIABILITY (Tables)	6 Months Ended
Jun. 30, 2024
Other Liabilities Disclosure [Abstract]
Schedule of finance lease liabilities

(in thousands of $)	June 30, 2024	December 31, 2023
Finance lease liability, current portion	391,553	419,341
Total finance lease liabilities	391,553	419,341